Derivative Financial Instruments (Gains (Losses) Of Hedging Activities Recorded In Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	$ 5.5	$ 6.5	$ 2.3
Derivatives Designated as Hedging Instruments | Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	5.5	5.6	2.7
Derivatives Designated as Hedging Instruments | Fair value hedges | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(0.2)	0.8	1.2
Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	0.2	0.1	(1.6)
Interest rate cash flow hedges | Derivatives Designated as Hedging Instruments | Cash flow hedges | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	4.5	4.4	4.3
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash flow hedges | Net trade sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	1.1	2.7	(2.0)
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash flow hedges | Cost of goods sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(0.1)	(1.6)	0.4
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash flow hedges | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	$ 0.0	$ 0.1	$ 0.0